Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2023	31/12/2022
Salaries payable	237,845	199,584
Other payables	6,328	4,069
Deferred income	28,870	27,642
Advances received	10,323	10,192
Other current liabilities	283,366	241,487